UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3025

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/04

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Money Market Instruments, Inc. covers the six-month period from January 1, 2004, through June 30, 2004. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

The U.S. economy increasingly showed signs of sustainable growth during the first half of 2004.When it became clearer in the spring that an unexpectedly strong job market and higher energy prices reflected renewed inflationary pressures, the money markets began to anticipate higher interest rates, and yields began to rise from historical lows. Indeed, on the last day of the reporting period, the Federal Reserve Board raised short-term rates in what many analysts believe is the first in a series of gradual increases.

To many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for you to stay in close contact with your financial advisor, who can help you position your portfolio in a way that is designed to respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

July 15, 2004

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus Money Market Instruments, Inc. perform during the period?

During the six-month period ended June 30, 2004, the fund produced annualized yields of 0.38% for its Money Market Series and 0.30% for its Government Securities Series. Taking into account the effects of compounding, the fund also produced annualized effective yields of 0.38% and 0.30% for its Money Market Series and Government Securities Series, respectively.1

What is the fund's investment approach?

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund's Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The fund's Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

When 2004 began, the U.S. economy already was exhibiting signs of renewed strength. Even before it was revealed that U.S. gross domestic product had expanded at a 4.1% annualized rate during the fourth quarter of 2003, concerns arose that rising inflation and a ballooning federal budget deficit might lead to higher interest rates. Despite these concerns and their adverse impact on prices of longer-term fixed-income securities, money-market yields remained anchored by the 1% federal funds rate and began the reporting period near historically low levels.

Although it noted at its meeting in January 2004 that U.S. economic output was expanding briskly, the Federal Reserve Board (the "Fed") held the overnight federal funds rate steady, and it reiterated its commitment to keeping borrowing rates low.While new data further confirmed that an economic recovery was well underway, the number of new jobs continued to disappoint.

The consumer price index in February 2004 indicated that the core rate of inflation rose only 0.1%, reinforcing the perception that the Fed still had a great deal of flexibility in the conduct of monetary policy. It was later revealed that U.S. economic growth also rose only modestly to a 4.4% annualized rate during the first quarter of 2004.

In early April 2004, however, the U.S. Department of Labor announced that the domestic economy had added 308,000 jobs in March, fueling concerns that long-dormant inflationary pressures might have begun to resurface. Higher energy and commodity prices appeared to lend credence to that view. As a result, money-market yields rose at the longer end of the maturity spectrum.

At its May meeting, the Fed no longer indicated that it could be "patient" before raising rates, stating instead that future rate hikes were likely to be "measured." Soon after the Fed meeting, non-farm payroll data showing a second consecutive month of gains caused investor sentiment to shift from the belief that interest rates were unlikely to rise in 2004 to anticipation that the Fed might begin to tighten monetary policy as early as June 2004.

As was widely expected, the Fed raised the federal funds rate by 25 basis points at its meeting on June 30, 2004. Because most investors had anticipated a move of at least that amount, the money markets already reflected the impact of the increase.

In its June 30 statement, the Fed noted that "policy accommodation can be removed at a pace that is likely to be measured" but that it was prepared to "respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." Consequently, most analysts believe that the June 30 rate hike was the first in a series of increases designed to forestall inflationary pressures without derailing the economic recovery.

What is the fund's current strategy?

In light of expectations of further moves toward higher short-term interest rates, we have adopted a more defensive posture, allowing the Series' weighted average maturities to fall toward a range we consider closer to neutral.Accordingly, we generally have limited new investments to securities with maturities of three months or less. This strategy is designed to give us flexibility to take advantage of higher yields should they arise. Of course, we are prepared to alter our strategies as market conditions evolve.

July 15, 2004

  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in either Series is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.

The Fund 5

STATEMENT OF INVESTMENTS
MONEY MARKET SERIES
June 30, 2004 (Unaudited)
		Principal
Negotiable Bank Certificates of Deposit—12.0%		Amount ($)		Value ($)

Fifth Third Bank
1.06%, 9/20/2004		13,000,000		13,000,436
Landesbank Hessen-Thueringen Girozentrale (London)
1.15%, 7/7/2004		10,000,000		10,000,000
Societe Generale (Yankee)
1.05%, 7/15/2004		13,000,000		13,000,000
Total Negotiable Bank Certificates of Deposit
(cost $	36,000,436)			36,000,436

Commercial Paper—20.2%

Deutsche Bank Financial LLC
1.45%, 7/1/2004		13,000,000		13,000,000
FCAR Owner Trust
1.07%, 7/2/2004		12,000,000		11,999,643
Greenwich Capital Holdings Inc.
1.35%, 8/26/2004		10,000,000		9,979,000
Rabobank USA Financial Corp.
1.43%, 7/1/2004		13,000,000		13,000,000
UBS Finance Delaware LLC
1.42%, 7/1/2004		13,000,000		13,000,000
Total Commercial Paper
(cost $	60,978,643)			60,978,643

Promissory Notes—3.3%

Goldman Sachs Group Inc.
1.29%, 10/12/2004
(cost $	10,000,000)	10,000,000	[a]	10,000,000

U.S. Government Agencies—16.9%

Federal Home Loan Banks, Bonds
1.32%-1.41%, 3/11/2005-4/13/2005		32,050,000		32,045,548
Federal National Mortgage
Association, Notes
1.36%-1.58%, 2/14/2005-5/13/2005		19,000,000		19,000,000
Total U.S. Government Agencies
(cost $	51,045,548)			51,045,548

			Principal
Time Deposits—49.0%			Amount ($)	Value ($)

BNP Paribas (Grand Cayman)
1.47%, 7/1/2004			13,000,000	13,000,000
Chase Manhattan Bank USA (Grand Cayman)
1.44%, 7/1/2004			13,000,000	13,000,000
Danske Bank A/S (Grand Cayman)
1.44%, 7/1/2004			13,000,000	13,000,000
Dresdner Bank AG (Grand Cayman)
1.50%, 7/1/2004			13,000,000	13,000,000
Fortis Bank (Grand Cayman)
1.44%, 7/1/2004			13,000,000	13,000,000
HSBC Bank USA (Grand Cayman)
1.31%, 7/1/2004			13,000,000	13,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.44%, 7/1/2004			13,000,000	13,000,000
Marshall & Ilsley Bank (Grand Cayman)
1.38%, 7/1/2004			13,000,000	13,000,000
National City Bank (Grand Cayman)
1.38%, 7/1/2004			13,000,000	13,000,000
Royal Bank of Canada (Grand Cayman)
1.45%, 7/1/2004			13,000,000	13,000,000
SouthTrust Bank (Grand Cayman)
1.38%, 7/1/2004			13,000,000	13,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.25%, 7/1/2004			4,600,000	4,600,000
Total Time Deposits
(cost $	147,600,000)			147,600,000

Total Investments (cost $		305,624,627)	101.4%	305,624,627
Liabilities, Less Cash and Receivables			(1.4%)	(4,307,458)
Net Assets			100.0%	301,317,169

a This note was acquired for investment, not with the intent to distribute or sell. Securities restricted to public resale.

This security was acquired on 4/15/2004 at a cost of $10,000,000.At June 30, 2004, the aggregate value of this security was $10,000,000 or 3.3% of net assets and is valued at amortized cost.

See notes to financial statements.

The Fund 7

STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES
June 30, 2004 (Unaudited)
			Annualized
			Yield on
			Date of	Principal
U.S. Treasury Bills—42.5%		Purchase (%)		Amount ($)	Value ($)

7/1/2004			.94	25,000,000	25,000,000
8/12/2004			1.01	45,000,000	44,947,500
9/16/2004			.99	50,000,000	49,894,125
Total U.S. Treasury Bills
(cost $	119,841,625)				119,841,625

U.S. Treasury Notes—14.2%

2.25%, 7/31/2004
(cost $	40,041,050)		1.05	40,000,000	40,041,050

Repurchase Agreements—42.8%

Bear Stearns & Co.
dated 6/30/2004, due 7/1/2004 in the amount
of	$28,000,933 (fully collateralized by
$28,596,000 U.S. Treasury Strip Bonds,
due 11/15/2004-2/15/2005, value		$28,341,229)	1.20	28,000,000	28,000,000
Goldman Sachs & Co.
dated 6/30/2004, due 7/1/2004 in the amount
of	$8,757,182 (fully collateralized by
$9,015,000 U.S. Treasury Notes
1.125%, due 6/30/2005, value	$8,936,119)		.75	8,757,000	8,757,000
Morgan Stanley Dean Witter & Co.
dated 6/30/2004, due 7/1/2004 in the amount
of	$28,000,941 (fully collateralized by
$27,220,000 U.S. Treasury Notes
6.75%, due 5/15/2005, value $	28,534,209)		1.21	28,000,000	28,000,000
JPMorgan Chase Bank
dated 6/30/2004, due 7/1/2004 in the amount
of	$28,000,933 (fully collateralized by
$27,135,000 U.S. Treasury Notes
11.625%, due 11/15/2004, value	$28,560,130)		1.20	28,000,000	28,000,000

			Annualized
			Yield on
			Date of	Principal
Repurchase Agreements (continued)			Purchase (%)	Amount ($)	Value ($)

Lehman Brothers Inc.
dated 6/30/2004, due 7/1/2004 in the amount
of	$28,000,972 (fully collateralized by
$28,600,000 U.S. Treasury Notes
1.625%, due 4/30/2005, value $		28,559,989)	1.25	28,000,000	28,000,000
Total Repurchase Agreements
(cost $	120,757,000)				120,757,000

Total Investments (cost $		280,639,675)		99.5%	280,639,675
Cash and Receivables (Net)				.5%	1,524,065
Net Assets				100.0%	282,163,740

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
		Money	Government
		Market	Securities
		Series	Series

Assets ($):
Investments in securities, See Statement of Investments
(including repurchase agreements of $	120,757,000
for the Government Securities Series)—Note 2(b)		305,624,627	280,639,675
Cash		—	1,362,488
Interest receivable		390,902	374,841
Prepaid expenses		38,064	28,475
		306,053,593	282,405,479

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		142,234	153,412
Cash overdraft due to Custodian		47,340	—
Payable for shares of Common Stock redeemed		4,498,322	1,484
Accrued expenses		48,528	86,843
		4,736,424	241,739

Net Assets ( $)		301,317,169	282,163,740

Composition of Net Assets ($):
Paid-in capital		301,354,399	282,166,558
Accumulated net realized gain (loss) on investments		(37,230)	(2,818)

Net Assets ( $)		301,317,169	282,163,740

Net Asset Value Per Share
		Money	Government
		Market	Securities
		Series	Series

Net Assets ($)		301,317,169	282,163,740
Shares Outstanding		301,337,899	282,166,558

Net Asset Value Per Share ($)		1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	1,683,458	1,478,554
Expenses—Note 2(c):
Management fee—Note 3(a)	749,228	724,429
Shareholder servicing costs—Note 3(b)	255,569	223,302
Custodian fees	33,527	27,844
Registration fees	33,430	19,599
Professional fees	15,491	15,274
Prospectus and shareholders' reports	14,164	20,087
Directors' fees and expenses—Note 3(c)	12,474	14,031
Miscellaneous	2,744	3,541
Total Expenses	1,116,627	1,048,107
Investment Income—Net	566,831	430,447

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	4,833	—
Net Increase in Net Assets Resulting from Operations	571,664	430,447

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2004	December 31,	June 30, 2004	December 31,
	(Unaudited)	2003	(Unaudited)	2003

Operations ($):
Investment income—net	566,831	1,140,187	430,447	1,404,089
Net realized gain
(loss) on investments	4,833	347	—	—
Net Increase (Decrease) in
Net Assets Resulting
from Operations	571,664	1,140,534	430,447	1,404,089

Dividends to
Shareholders from ($):
Investment income—net	(566,831)	(1,140,187)	(430,447)	(1,404,089)

Capital Stock Transactions
($1.00 per share):
Net proceeds
from shares sold	170,704,624	251,123,196	170,085,401	369,746,874
Dividends reinvested	69,512	197,007	200,225	657,311
Cost of
shares redeemed	(140,473,801)	(223,875,690)	(173,809,726)	(403,349,127)
Increase (Decrease)
in Net Assets
from Capital
Stock Transactions	30,300,335	27,444,513	(3,524,100)	(32,944,942)
Total Increase
(Decrease) in
Net Assets	30,305,168	27,444,860	(3,524,100)	(32,944,942)

Net Assets ( $):
Beginning of Period	271,012,001	243,567,141	285,687,840	318,632,782
End of Period	301,317,169	271,012,001	282,163,740	285,687,840

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Six Months Ended
	June 30, 2004		Year Ended December 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.005	.013	.037	.056	.044
Distributions:
Dividends from investment
income—net	(.002)	(.005)	(.013)	(.037)	(.056)	(.044)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.38[a]	.48	1.30	3.80	5.75	4.45

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.75[a]	.79	.75	.74	.92	.94
Ratio of net investment income
to average net assets	.38[a]	.48	1.29	3.66	5.62	4.35

Net Assets, end of period
($ x 1,000)	301,317	271,012	243,567	217,658	159,757	100,206

a Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS
Government Securities Series
	Six Months Ended
	June 30, 2004		Year Ended December 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.005	.013	.035	.053	.042
Distributions:
Dividends from investment
income—net	(.001)	(.005)	(.013)	(.035)	(.053)	(.042)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.30[a]	.46	1.26	3.56	5.48	4.31

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.72[a]	.72	.69	.70	.79	.75
Ratio of net investment income
to average net assets	.30[a]	.46	1.26	3.49	5.30	4.24

Net Assets, end of period
($ x 1,000)	282,164	285,688	318,633	325,930	316,834	362,949

a Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company issuing two classes of Common Stock: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Money Market Series receives net earnings credits based on available cash balances left on deposit and includes such credits in interest income. Under the terms of the custody agreement, the Government Securities Series received net earnings credits of $54 during the period ended June 30, 2004 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

Money Market Series has an unused capital loss carryover of $42,063 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $14,372 of the carryover expires in fiscal 2004, $3,878 expires in fiscal 2005, $6,557 expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

Government Securities Series has an unused capital loss carryover of $2,818 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, the carryover expires in fiscal 2007.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2003 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2004, the Money Market Series and the Government Securities Series were charged $69,350 and $88,836, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2004, the Money Market Series and the Government Securities Series, were charged $16,731 and $33,548, respectively, pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Money Market Series consists of: management fees $126,426 and transfer agency per account fees $15,808.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Government Securities Series consists of: management fees $124,256 and transfer agency per account fees $29,156.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Legal Matters:

Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds,and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

For More Information

Dreyfus
Money Market
Instruments, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0008–0060SA0604

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Fund has a Nominating Committee, which is responsible for selecting and nominating persons for election or appointment by the Fund's Board as Board members. The Committee has adopted a Nominating Committee Charter ("Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Fund and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	August 26, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	August 26, 2004

EXHIBIT INDEX

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)